Provision for legal proceedings (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Description of tax scrutiny period	Pursuant to prevailing tax laws, municipal, federal, state taxes and social security contributions are under scrutiny at periods varying between 5 and 30 years.
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Provision for lawsuits	R$ 15	R$ 17
Contingent liabilities possible losses amount	2,346	2,408
Contingent liabilities assessments prior amount	478	466
Contingent liabilities tax proceedings	609	632
Contingent liabilities tax assessments amount	1,128	1,235
Advertising expenses and various fees	13	13
Contingent liabilities estimate possible losses amount	56	21
Other litigation	R$ 47	24
Guarantees [member]
IfrsStatementLineItems [Line Items]
Percentage for cost of letter of guarantees	0.32%
Civil and other [member]
IfrsStatementLineItems [Line Items]
Provision for lawsuits	R$ 6	5
Provision for contingencies remaining amount	27	49
PIS/COFINS [member]
IfrsStatementLineItems [Line Items]
Potential credit amount	216
Revenue net	175
Financial result arising from monetary correction	41
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies accrued amount	109	169
Social Security And Labor [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies accrued amount	69	64
Civil
IfrsStatementLineItems [Line Items]
Restricted deposits for legal proceeding	R$ 21	R$ 23